INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

10.   INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$
Cost:
Computer software	3,538	3,584
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	12,710	12,710
Strategic contract	10,010	10,010
Unpatented technology	3,633	3,633
	52,293	52,339
Accumulated amortization:
Computer software	(2,953)	(3,046)
License agreement	(5,470)	(5,470)
Internet domain name	(25)	(40)
Brand name	(3,123)	(3,116)
Strategic contract	(2,471)	(2,471)
Unpatented technology	(505)	(1,716)
	(14,547)	(15,859)
Impairment* :
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
Strategic Contract	(7,539)	(7,539)
	(34,447)	(34,447)
Intangible assets, net	3,299	2,033

*     The impairment as of December 31, 2021 include impairment of US$56 related to the intangible assets of computer software of Loto Interactive. During the year ended December 31, 2022, the Group recorded additional impairment of US$7,539 for the strategy contract of Asgard. The Group derecognized accumulated impairment of US$56 as a result of the disposal of Loto Interactive during the year ended December 31, 2022. There was no impairment for the year ended December 31, 2023.

10.   INTANGIBLE ASSETS, NET (continued)

Amortization expenses from continuing operations for the years ended December 31, 2021, 2022 and 2023 were approximately US$1,111, US$3,268 and US$1,252, respectively. Amortization expenses from discontinued operations were approximately US$4,182, US$5,864 and US$6 for the years ended December 31, 2021, 2022 and 2023, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

US$

2024	1,224
2025	722
2026	15
2027	15
2028	15
2029 and thereafter	42
Total	2,033